Fair Value Measurements (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value of liabilities	$ 4.3	$ 11.2	$ 9.6	$ 11.0	$ 10.8